Investment Securities - Sales and Calls of Securities Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments Debt And Equity Securities [Abstract]
Gross proceeds from sales and calls	$ 8,918	$ 20,225	$ 32,780
Realized gains from sales		544	536
Realized losses from sales	(14)		0
Net realized gains (losses)	$ (14)	$ 544	$ 536